Leases - Lease obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Balance – Beginning of period	$ 3,414	$ 3,183
Additions	968	790
Disposals	0	(47)
Interest accretion	358	319
Lease repayments	(1,106)	(883)
Effects of foreign exchange	170	52
Balance – End of period	3,804	3,414
Current	1,260	935
Non-current	2,544	2,479
Short-term leases and leases of low-value assets	$ 238	$ 215